Lease obligations (Details) - Schedule of future minimum lease payments - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of future minimum lease payments [Abstract]
2021	$ 343,503	$ 341,619
2022	349,412	343,503
2023	323,584	345,252
2024	325,776	322,491
2025		135,740
Total	$ 1,342,275	$ 1,488,605